Note 04 - Management Report - Corporate Divisions - Private Bank (Detail) - Private Bank [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues [Abstract]
Private Bank Germany		€ 4,992,000,000	€ 5,070,000,000	€ 5,320,000,000
International Private Bank		3,134,000,000	3,137,000,000	3,200,000,000
IPB Personal Banking	[1]	830,000,000	869,000,000	888,000,000
IPB Private Banking and Wealth Management	[2]	2,304,000,000	2,267,000,000	2,312,000,000
Total net revenues		8,126,000,000	8,206,000,000	8,520,000,000
Of which: [Abstract]
Net interest income		4,475,000,000	4,804,000,000	4,905,000,000
Commission and fee income		3,048,000,000	2,865,000,000	2,788,000,000
Remaining income		603,000,000	537,000,000	827,000,000
Provision for credit losses		711,000,000	344,000,000	349,000,000
Noninterest expenses [Abstract]
Compensation and benefits		2,884,000,000	2,990,000,000	3,059,000,000
General and administrative expenses		4,242,000,000	4,481,000,000	4,448,000,000
Impairment of goodwill and other intangible assets		0	545,000,000	0
Restructuring activities		413,000,000	126,000,000	49,000,000
Total noninterest expenses		7,539,000,000	8,142,000,000	7,556,000,000
Noncontrolling interests		0	0	0
Profit (loss) before income taxes		(124,000,000)	(279,000,000)	616,000,000
Total assets	[3]	296,637,000,000	270,334,000,000	270,150,000,000
Loans (gross of allowances for loan losses)		237,194,000,000	226,755,000,000	215,777,000,000
Assets under Management	[4]	493,243,000,000	482,089,000,000	446,128,000,000
Net flows		€ 15,869,000,000	€ 4,131,000,000	€ (2,453,000,000)
Employees (full-time equivalent)		29,945	31,599	32,437

[1]	Including small businesses in Italy, Spain and India
[2]	Including small & mid caps in Italy, Spain and India
[3]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[4]	We define assets under management as (a) assets we hold on behalf of customers for investment purposes and/or (b) client assets that are managed by us. We manage assets under management on a discretionary or advisory basis, or these assets are deposited with us. Deposits are considered assets under management if they serve investment purposes. In our Private Bank Germany and Private & Commercial Business International, this includes all time deposits and savings deposits. In Wealth Management, we assume that all customer deposits are held with us primarily for investment purposes